May 01, 2021
Class A | DWS CROCI US VIP
DWS CROCI® U.S. VIP
Investment Objective
The fund seeks to achieve a high rate of total return.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
SHAREHOLDER FEES (paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
The Advisor has contractually agreed through April 30, 2022 to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses and acquired funds fees and expenses) at a ratio no higher than 0.75% for Class A shares. The agreement may only be terminated with the consent of the fund’s Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 122%of the average value of its portfolio.
Principal Investment Strategies
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks issued by US companies. Companies are selected for the fund’s portfolio using the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, among other factors. Portfolio management will select stocks from among the largest US companies which are under CROCI® coverage at any given time (while the number of companies under CROCI® coverage will vary, as of December 31, 2020, approximately 367 companies were under CROCI® coverage). Approximately 40 companies are identified from the selection universe for investment, though, at times, the number of stocks held may be higher or lower than 40 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.Companies are selected from the following economic sectors classified in accordance with the Global Industry Classification Standard (GICS): Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Industrials, Materials, Communication Services and Utilities.Management process. Portfolio management selects stocks of companies that it believes offer economic value, utilizing the CROCI® strategy as the primary factor, among other factors. The CROCI® strategy is an investment process based on a proprietary valuation technique that attempts to understand the value of a company by converting financial statement data into a set of economic inputs that are used to calculate a valuation metric called the CROCI® Economic Price Earnings Ratio which is comparable across markets, sectors and stocks. The CROCI® Economic Price Earnings Ratio seeks to measure the “real” economic value rather than the “accounting”value of a company’s invested capital, and the economic returns thereof. Portfolio management believes that, over time, companies with more favorable financial metrics, including CROCI® Economic Price Earnings Ratios, will outperform other companies.In selecting stocks, portfolio management measures economic value using the CROCI® Economic Price Earnings Ratio and may adjust this by factors such as stock price volatility, as determined by the CROCI® Investment Strategy and Valuation Group. The CROCI® Investment Strategy and Valuation Group may provide other CROCI®valuation metrics which portfolio management may use in addition to the CROCI® Economic Price Earnings Ratio. All CROCI® financial metrics may be adjusted from time to time. Portfolio management may also use factors other than the CROCI® strategy in selecting investments.The fund’s portfolio is reviewed periodically and adjusted in accordance with the CROCI® strategy’s rules. Portfolio management actively manages portfolio changes in an attempt to reduce market impact and transaction costs and to manage the portfolio with tax efficiency in mind.The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within DWS Group, through a licensing arrangement with the fund’s Advisor.CROCI® Investment Process. The CROCI® Investment Process is based on the belief that the data used in traditional valuations (i.e., accounting data) does not accurately appraise assets, reflect all liabilities or represent the real value of a company. This is because the accounting rules are not always designed specifically for investors and often utilize widely differing standards which can make measuring the real asset value of companies difficult. The CROCI® Investment Process seeks to generate data that will enable valuation comparisons on a consistent basis, resulting in what portfolio management believes is an effective and efficient sector and stock selection process targeting investment in real value.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.Active Trading. The fund may trade actively and this may lead to high portfolio turnover.
Main Risks
There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.CROCI® risk. The fund is managed using the CROCI®Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may not prove to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy. The measures utilized by portfolio management to attempt to reduce portfolio turnover, market impact and transaction costs could affect performance. In addition, certain regulatory restrictions (e.g., limits on percentage of assets invested in a single industry) could constrain the fund’s ability to invest in some stocks that may have the most attractive financial metrics as determined by the CROCI® Investment Process.Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance.Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.Active trading risk. Active securities trading could raise transaction costs (thus lowering returns).
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.Prior to May 1, 2017, the fund operated with a different investment strategy. Prior to October 3, 2016, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.
CALENDAR YEAR TOTAL RETURNS (%) (CLASS A)
ReturnsPeriod endingBest Quarter%13.58June 30, 2020Worst Quarter%31.76-March 31, 2020Year-to-Date%10.53March 31, 2021
Average Annual Total Returns <br/>(For periods ended 12/31/2020 expressed as a %)